Finance receivables, net	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Finance Receivables	Finance receivables, net
Accounting Policy
Finance receivables consist of receivables in relation to sales-type leases. We perform ongoing credit evaluations of our customers’ financial condition. We periodically review whether an allowance for credit losses is needed by considering factors such as historical payment experience, credit quality, the aging of the finance receivables balances, expected lifetime losses, and current economic conditions that may affect a customer’s ability to pay.
The following table lists the components of the finance receivables as of December 31, 2020 and 2019:

Year ended December 31 (€, in millions)	2019	2020
Finance receivables, gross	994.4	2,122.5
Unearned interest	(8.8)	(11.5)
Finance receivables, net	985.6	2,111.0
Current portion of finance receivables, gross	568.4	1,716.1
Current portion of unearned interest	(3.9)	(5.6)
Non-current portion of finance receivables, net	421.1	400.5
The increase in finance receivables as of December 31, 2020 compared to December 31, 2019 is the result of providing additional systems with a free-use period, to support the capacity ramp-up of high-end systems which are part of the early-insertion lifecycle of the technology. Additionally, we delivered some of our newest DUV systems to customers with the right to use and evaluate the new technology during a free-use period, and it is expected they will be purchased at the end of the free-use period.
Gross profit recognized at the commencement date of the lease for our sales-type leases amounts to €830.2 million during 2020 (2019: €343.9 million; 2018: €446.5 million). Interest income for our sales-type leases in 2020 amounts to €6.2 million (2019: €4.7 million; 2018: €4.9 million).
At December 31, 2020, payment of the finance receivables in the next 5 years and thereafter are:

(€, in millions)	Amount
2021	1,716.1
2022	406.4
2023
2024	—
2025	—
Thereafter	—
Finance receivables, gross	2,122.5
In 2020, 2019 and 2018 we did not record any expected credit losses from finance receivables. As of December 31, 2020, the finance receivables were neither past due nor impaired.